Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0
Total Fee Amount	23,856.4
Total Offset Amount	0
Net Fee	$ 23,856.4